Income Tax	12 Months Ended
Sep. 30, 2024
Income Tax [Abstract]
INCOME TAX

NOTE 17. INCOME TAX

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gains. Additionally, upon payments of dividends to the shareholders, no withholding tax will be imposed.

British Virgin Islands

Under the current laws of the BVI, an entity incorporated in the BVI are not subject to tax on income or capital gains.

Hong Kong

In accordance with the relevant tax laws and regulations in Hong Kong, a company with trading activities in Hong Kong is subject to Profits Tax within Hong Kong at the applicable tax rate on its assessable profits. In March 2018, the Hong Kong government introduced a two-tiered Profits Tax rate regime by enacting the Inland Revenue (Amendment) (No.3) Ordinance 2018 (the “Ordinance”). Under the two-tiered Profits Tax rate regime, the first HK$2.0 million of assessable profits of qualifying entity is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018/19. According to the relevant policy, if no election of the qualifying entity has been made, the whole of the taxpaying entity’s assessable profits will be chargeable to the Profits Tax at the rate of 16.5%. The Group had elected Shine Union to have its qualifying profits of HK$2.0 million charged at half rate. Under the current laws of Hong Kong, payments of dividends are not subject to withholding tax.

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of September 30, 2023 and 2024, the Group did not have any significant unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended September 30, 2022, 2023, and 2024, the Group did not have any significant interest or penalties related to potential underpaid income tax expenses. The Group’s major tax jurisdiction is Hong Kong. Under relevant Hong Kong tax laws, tax case is normally subject to investigation by the tax authority for up to 6 years of assessment prior to the current year of assessment, if in a case of fraud or willful evasion, then the investigation can be extended to cover 10 years of assessment.

Income tax expenses consisted of the following:

	For the Years Ended September 30,
	2022	2023	2024
	HK$	HK$	HK$
Current income tax expenses	2,392,635	4,056,189	914,309
Deferred income tax (benefit) expenses	(420,058)	(1,717,339)	393,433
Income tax expenses	1,972,577	2,338,850	1,307,742

Income (loss) before income tax expenses for the years ended September 30, 2022, 2023, and 2024 is attributable to the following geographic locations:

	For the Years Ended September 30,
	2022	2023	2024
	HK$	HK$	HK$
Hong Kong	16,342,125	16,169,924	8,246,150
Foreign	(6,119,374)	(4,027,930)	3,715,080
Income before income tax expenses	10,222,751	12,141,994	11,961,230

The tax on the Group’s income before income tax expenses differs from the theoretical amount that would arise using the enacted tax rate of the companies comprising the Group can be reconciled as follows:

		For the Years Ended September 30,
		2022	2023	2024
		HK$	HK$	HK$
Income tax expenses calculated at Hong Kong Profits Tax rate		1,686,755	2,003,428	1,973,604
Income not taxable for tax purposes		(563,875)	(98,101)	(131,939)
Expenses not deductible for tax purposes	(A)	1,014,697	598,523	2,193,096
Effect of preferential tax rates in Hong Kong		(165,000)	(165,000)	(165,000)
Impact of different tax rates in other jurisdictions		—	—	(2,562,019)
Income tax expenses		1,972,577	2,338,850	1,307,742

(A)	Mainly relate to non-deductible listing expenses.

Deferred tax assets and liabilities, net consisted of the following:

	As of September 30,
	2023	2024
	HK$	HK$
Deferred tax assets:
Decelerated tax depreciation of property and equipment	11,258	18,447
Provision for allowance for credit loss	1,407,161	1,126,455
Operating lease liabilities	—	770,659
Total deferred tax assets	1,418,419	1,915,561
Net off against deferred tax liabilities	—	(1,707,859)
Net deferred tax assets	1,418,419	207,702

Deferred tax liabilities:
Accelerated tax depreciation of property and equipment	(1,468,575)	(1,368,917)
Operating lease ROU assets, net	—	(770,659)
Total deferred tax liabilities	(1,468,575)	(2,139,576)
Net off against deferred tax assets		1,707,859
Net deferred tax liabilities	(1,468,575)	(431,717)

A reconciliation of the movement in the beginning and ending net deferred tax assets (liabilities) is as follows:

	For the Years Ended September 30,
	2023	2024
	HK$	HK$
Balance at beginning of the year	(1,767,495)	(50,156)
Retrospective adjustment upon adoption of ASC 326	—	219,574
Deferred income tax benefit (expense)	1,717,339	(393,433)
Balance at end of the year	(50,156)	(224,015)